SHARE CAPITAL (Narrative) (Details)	0 Months Ended		1 Months Ended						12 Months Ended				117 Months Ended	6 Months Ended	12 Months Ended		0 Months Ended		12 Months Ended
	Oct. 03, 2014 USD ($)	Oct. 03, 2014 CAD	Aug. 27, 2014 USD ($)	Aug. 27, 2014 CAD	Feb. 20, 2014 USD ($)	Feb. 20, 2014 CAD	Jan. 29, 2014 USD ($)	Jan. 29, 2014 CAD	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CAD	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 USD ($)	Jul. 15, 2014 Discontinued Operations [Member] USD ($)	Dec. 31, 2013 Discontinued Operations [Member] USD ($)	Dec. 31, 2012 Discontinued Operations [Member] USD ($)	Oct. 03, 2014 Director [Member]	Oct. 03, 2014 Officer [Member]	Dec. 31, 2014 New Plan [Member]	Dec. 31, 2014 Purchase Warrant [Member] USD ($)	Dec. 31, 2013 Purchase Warrant [Member] USD ($)	Dec. 31, 2014 Stock Options [Member]	Dec. 31, 2014 Maximum [Member]	Dec. 31, 2014 Maximum [Member] Purchase Warrant [Member]	Dec. 31, 2014 Minimum [Member]	Dec. 31, 2014 Minimum [Member] Purchase Warrant [Member]
Common stock, shares authorized									500,000,000	500,000,000	500,000,000		500,000,000
Common stock, par value (in dollars per share)									$ 0.0001		$ 0.0001		$ 0.0001
Common stock, shares outstanding									80,253,840	80,253,840	62,753,840		80,253,840
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																			11,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term																								3 years		1 year
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum									102.04%	102.04%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate									0.00%	0.00%														1.09%	1.57%	0.96%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate																								140.75%		116.80%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term									5 years	5 years										2 years			5 years
Warrant modification									$ 0		$ 0	$ 0	$ (1,057,787)
Weighted average number of basic and diluted common shares outstanding									73,633,292	73,633,292	62,753,840	62,753,840
Unrecognized Stock Based Compensation Expense									40,441		7,042
Unrecognized Share Based Compensation Arrangement By Share Based Payment Award Weighted Average Remaining Contractual Term									3 years 6 months 18 days	3 years 6 months 18 days	2 years 4 months 2 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Payments									0											0
Stock Issued During Period Under Private Placement	5,000,000	5,000,000	3,000,000	3,000,000	2,000,000	2,000,000	7,500,000	7,500,000
Shares Issued, Price Per Share	$ 0.089	0.10	$ 0.056	0.06	$ 0.068	0.075	$ 0.0474	0.0525
Proceeds from Issuance of Private Placement	447,254	500,000	163,926	180,000	135,150	150,000	355,596	393,750
Warrant Entitling to Purchase Common Stock Price per Share	$ 0.13	0.15	$ 0.07	0.075	$ 0.0901	0.10	$ 0.063	0.07
Warrant Entitling to Purchase Common Share Period	1 year	1 year	2 years	2 years	2 years	2 years	2 years	2 years
Units to be purchased																	1,000,000	500,000
Number of Options, Granted									1,680,000	1,680,000
Weighted Average Exercise Price									$ 0.14	0.15
Contractual Life									5 years	5 years
Options Vesting Rate									25.00%	25.00%
Share-based Compensation									64,171		190,292	581,295	1,558,668	3,196	112,033	374,096
Number of warrants issuable									12,500,000	12,500,000			12,500,000
Warrant exercise price									$ 0.057		$ 0		$ 0.057
Loss on Initial Recognition of Issuance of Warrants																				26,456
Gain on Subsequent Revaluation of Derivative Instruments																				$ 132,195	$ 0
Anti-dilutive shares																				12,500,000		2,430,000